Interests in Structured Entities (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities

The following table presents the Company’s investment and maximum exposure to loss from significant unconsolidated investment SEs, some of which are sponsored by the Company. The Company does not provide guarantees to other parties against the risk of loss from these SEs.

	Company’s investment(1)		Company’s maximum exposure to loss(2)
As at December 31,	2018	2017	2018	2017
Leveraged leases(3)	$3,575	$3,273	$3,575	$3,273
Timberland companies(4)	788	736	821	786
Real estate companies(5)	566	361	566	361
Total	$4,929	$4,370	$4,962	$4,420

(1)	The Company’s investments in these unconsolidated SEs are included in invested assets and the Company’s returns from them are included in net investment income and AOCI.
(2)

The Company’s maximum exposure to loss from each SE is limited to amounts invested in each, plus unfunded capital commitments, if any. The Company’s investment commitments are disclosed in note 18. The maximum loss is expected to occur only upon the entity’s bankruptcy/liquidation, or in case of a natural disaster in the case of the timber companies.

(3)

These entities are statutory business trusts which use capital provided by the Company and senior debt provided by other parties to finance the acquisition of assets. These assets are leased to third-party lessees under long-term leases. The Company owns equity capital in these business trusts. The Company does not consolidate any of the trusts that are party to the lease arrangements because the Company does not have decision-making power over them.

(4)

These entities own and operate timberlands. The Company invests in their equity and debt. The Company’s returns include investment income, investment advisory fees, forestry management fees and performance advisory fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.

(5)

These entities, which include the Manulife U.S. REIT, own and manage commercial real estate. The Company invests in their equity. The Company’s returns include investment income, investment management fees, property management fees, acquisition/disposition fees, and leasing fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.

Schedule of Interests and Maximum Exposure to Loss From Significant Unconsolidated Financing Structured Entities

The Company’s interests and maximum exposure to loss from significant unconsolidated financing SEs are as follows.

	Company’s interests(1)
As at December 31,	2018	2017
Manulife Finance (Delaware), L.P.(2)	$821	$835
Manulife Financial Capital Trust II(3)	999	1,000
Total	$1,820	$1,835

(1)	The Company’s interests include amounts borrowed from the SEs and the Company’s investment in their subordinated capital, and foreign currency and interest swaps with them, if any.
(2)	This entity is a wholly-owned partnership used to facilitate the Company’s financing. Refer to notes 11 and 18.
(3)	This entity is an open-ended trust that is used to facilitate the Company’s financing. Refer to note 11.

Schedule of Securitized Holdings by Type and Asset Quality

The following table presents investments in securitized holdings by the type and asset quality.

	2018				2017
As at December 31,	CMBS	RMBS	ABS	Total	Total
AAA	$1,653	$8	$810	$2,471	$2,503
AA	–	–	306	306	401
A	72	7	374	453	504
BBB	–	–	70	70	142
BB and below	–	–	–	–	26
Total company exposure	$1,725	$15	$1,560	$3,300	$3,576